UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00204

ALLIANCEBERNSTEIN SMALL/MID-CAP GROWTH

FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2011

Date of reporting period: April 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Small/Mid Cap Growth Fund

Portfolio of Investments

April 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.2%
Technology - 21.9%
Communications Technology - 4.4%
ADTRAN, Inc.	195,960	$8,087,269
Aruba Networks, Inc. (a)	202,288	7,268,208
Polycom, Inc. (a)	203,910	12,199,935
Riverbed Technology, Inc. (a)	197,618	6,944,297

		34,499,709

Computer Services, Software & Systems - 10.5%
Aspen Technology, Inc. (a)	627,205	9,401,803
Concur Technologies, Inc. (a)	100,000	5,787,000
Fortinet, Inc. (a)	220,393	10,733,139
Informatica Corp. (a)	193,440	10,834,574
MICROS Systems, Inc. (a)	192,580	10,018,012
Red Hat, Inc. (a)	159,960	7,593,301
SuccessFactors, Inc. (a)	227,498	7,887,356
TIBCO Software, Inc. (a)	347,700	10,427,523
VeriFone Systems, Inc. (a)	165,977	9,098,859

		81,781,567

Electronic Components - 0.7%
Universal Display Corp. (a)	97,146	5,337,201

Production Technology Equipment - 1.0%
Teradyne, Inc. (a)	490,320	7,894,152

Semiconductors & Component - 5.3%
Fairchild Semiconductor International, Inc. (a)	416,319	8,730,209
Hittite Microwave Corp. (a)	93,720	6,034,631
International Rectifier Corp. (a)	277,000	9,573,120
Netlogic Microsystems, Inc. (a)	190,631	8,221,915
Skyworks Solutions, Inc. (a)	264,571	8,323,404

		40,883,279

		170,395,908

Producer Durables - 20.7%
Air Transport - 1.1%
Atlas Air Worldwide Holdings, Inc. (a)	122,448	8,437,892

Back Office Support HR & Consulting - 2.4%
Manpower, Inc.	137,390	9,102,088
Robert Half International, Inc.	310,350	9,412,915

		18,515,003

Commercial Services: Rental & Leasing - 0.9%
United Rentals, Inc. (a)	225,350	6,629,797

International Trade & Diversified Logistics - 1.6%
MSC Industrial Direct Co.-Class A	168,920	12,092,983

Machinery: Industrial - 5.3%
Actuant Corp.-Class A	356,150	9,886,724
Gardner Denver, Inc.	97,800	8,450,898

Company	Shares	U.S. $ Value
Joy Global, Inc.	132,940	$13,420,293
Middleby Corp. (a)	105,760	9,483,499

		41,241,414

Machinery: Specialty - 0.6%
Bucyrus International, Inc.-Class A	52,760	4,824,902

Machinery: Tools - 1.5%
Lincoln Electric Holdings, Inc.	150,990	11,864,794

Railroads - 1.2%
Genesee & Wyoming, Inc.-Class A (a)	151,440	9,386,251

Scientific Instruments: Control & Filter - 1.4%
IDEX Corp.	226,400	10,622,688

Scientific Instruments: Electrical - 1.6%
AMETEK, Inc.	274,930	12,657,777

Shipping - 1.2%
Kirby Corp. (a)	167,712	9,522,687

Transportation Miscellaneous - 1.1%
Expeditors International of Washington, Inc.	155,820	8,456,352

Truckers - 0.8%
Knight Transportation, Inc.	349,320	6,291,253

		160,543,793

Consumer Discretionary - 17.7%
Advertising Agencies - 1.4%
Lamar Advertising Co. (a)	42,646	1,386,848
National CineMedia, Inc.	565,170	9,856,565

		11,243,413

Auto Parts - 1.5%
LKQ Corp. (a)	466,720	11,770,679

Diversified Retail - 1.5%
Dollar Tree, Inc. (a)	201,050	11,560,375

Hotel/Motel - 2.7%
Orient-Express Hotels Ltd.-Class A (a)	798,460	9,797,104
Wyndham Worldwide Corp.	316,410	10,950,950

		20,748,054

Household Furnishings - 1.6%
Tempur-Pedic International, Inc. (a)	199,700	12,537,166

Leisure Time - 0.8%
Life Time Fitness, Inc. (a)	151,219	5,915,687

Restaurants - 2.3%
Chipotle Mexican Grill, Inc.-Class A (a)	31,240	8,334,520
Panera Bread Co.-Class A (a)	78,040	9,451,424

		17,785,944

Specialty Retail - 5.9%
CarMax, Inc. (a)	329,130	11,420,811

Company	Shares	U.S. $ Value
Dick’s Sporting Goods, Inc. (a)	276,590	$11,320,829
NetFlix, Inc. (a)	26,200	6,095,954
Shutterfly, Inc. (a)	70,500	4,339,980
Ulta Salon Cosmetics & Fragrance, Inc. (a)	243,250	12,938,467

		46,116,041

		137,677,359

Health Care - 16.7%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)	83,180	8,059,310
Human Genome Sciences, Inc. (a)	186,425	5,493,945
InterMune, Inc. (a)	114,710	5,120,654
Pharmasset, Inc. (a)	31,333	3,179,360

		21,853,269

Health Care Management Services - 2.7%
Centene Corp. (a)	273,610	9,912,890
Healthspring, Inc. (a)	268,592	11,143,882

		21,056,772

Health Care Services - 4.7%
HMS Holdings Corp. (a)	151,078	11,891,350
SXC Health Solutions Corp. (a)	236,019	13,018,808
WebMD Health Corp.-Class A (a)	205,230	11,876,660

		36,786,818

Medical & Dental Instruments & Supplies - 1.1%
Volcano Corp. (a)	317,040	8,452,286

Medical Equipment - 3.1%
Illumina, Inc. (a)	91,590	6,501,058
NxStage Medical, Inc. (a)	344,180	8,480,595
Sirona Dental Systems, Inc. (a)	165,690	9,455,929

		24,437,582

Pharmaceuticals - 2.3%
Impax Laboratories, Inc. (a)	134,142	3,672,808
Ironwood Pharmaceuticals, Inc. (a)	156,300	2,285,106
Salix Pharmaceuticals Ltd. (a)	90,720	3,564,389
United Therapeutics Corp. (a)	118,350	7,924,716

		17,447,019

		130,033,746

Financial Services - 7.8%
Asset Management & Custodian - 1.2%
Affiliated Managers Group, Inc. (a)	83,150	9,070,002

Banks: Diversified - 0.9%
Iberiabank Corp.	112,419	6,746,264

Banks: Savings, Thrift & Mortgage Lending - 0.6%
BankUnited, Inc.	175,903	4,941,115

Company	Shares	U.S. $ Value
Diversified Financial Services - 2.7%
Greenhill & Co., Inc.	86,230	$5,087,570
Lazard Ltd.-Class A	185,360	7,599,760
Stifel Financial Corp. (a)	179,954	8,220,299

		20,907,629

Financial Data & Systems - 1.4%
Alliance Data Systems Corp. (a)	117,190	11,133,050

Real Estate - 1.0%
Jones Lang LaSalle, Inc.	78,600	8,047,068

		60,845,128

Energy - 6.0%
Oil Well Equipment & Services - 3.0%
FMC Technologies, Inc. (a)	168,340	7,824,443
Oceaneering International, Inc. (a)	73,820	6,453,345
Oil States International, Inc. (a)	110,390	9,163,474

		23,441,262

Oil: Crude Producers - 3.0%
Concho Resources, Inc. (a)	78,010	8,335,368
Range Resources Corp.	105,730	5,968,459
SM Energy Co.	113,063	8,576,959

		22,880,786

		46,322,048

Materials & Processing - 4.8%
Building Materials - 0.8%
Simpson Manufacturing Co., Inc.	235,410	6,572,647

Chemicals: Diversified - 1.6%
Solutia, Inc. (a)	474,800	12,510,980

Diversified Materials & Processing - 1.3%
Hexcel Corp. (a)	459,590	9,894,973

Metal Fabricating - 1.1%
Valmont Industries, Inc.	79,420	8,362,926

		37,341,526

Consumer Staples - 1.8%
Beverage: Soft Drinks - 1.8%
Green Mountain Coffee Roasters, Inc. (a)	201,701	13,505,899

Utilities – 0.8%
Utilities: Telecommunications - 0.8%
tw telecom, Inc. (a)	295,125	6,356,992

Total Common Stocks (cost $536,865,104)		763,022,399

SHORT-TERM INVESTMENTS - 2.2%
Investment Companies - 2.2%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.10% (b) (cost $16,809,450)	16,809,450	16,809,450

U.S. $ Value
Total Investments - 100.4% (cost $553,674,554) (c)	$779,831,849
Other assets less liabilities - (0.4)%	(2,902,732)

Net Assets - 100.0%	$776,929,117

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of April 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $227,601,915 and gross unrealized depreciation of investments was $(1,444,620), resulting in net unrealized appreciation of $226,157,295.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

AllianceBernstein Small/Mid Cap Growth Fund

April 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$763,022,399	$—	$—	$763,022,399
Short-Term Investments	16,809,450	—	—	16,809,450

Total Investments in Securities	779,831,849	—	—	779,831,849
Other Financial Instruments*	—	—	—	—

Total	$779,831,849	$—	$—	$779,831,849

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Small/Mid-Cap Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 21, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 21, 2011